Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 9 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustments or disclosure in the condensed financial statements.
On October 25, 2022, Ignyte Acquisition Corp. (the “Company”) entered into a forward share purchase agreement (the “Purchase Agreement”) with Frost Gamma Investments Trust (the “Investor”) pursuant to which, provided that the Investor holds at least 450,000 shares of the Company’s common stock (the “Shares”) as of the closing of the Company’s previously announced business combination (the “Business Combination”) with Peak Bio Co., Ltd., a corporation organized under the laws of the Republic of Korea (“Peak Bio”), the Investor may
elect to sell and transfer to the combined company following the Business Combination (the “Combined Company”), and the Combined Company will purchase from the Investor, on the date that is sixty (
60
) days from the closing of the Business Combination, the Shares (the “Share Repurchase”).
On October 31, 2022, Ignyte entered into new subscription agreements (the “Warrant Share PIPE Subscription Agreements”) whereby Ignyte agreed to issue and sell to the investors thereto, in private placements to close immediately prior to the closing of the Business Combination, at $10.00 per share, an aggregate of up to (i) 302,500 PIPE Shares and (ii) 281,325 warrants (the “PIPE Financing Warrants”) to purchase shares of Common Stock, at an exercise price of $0.01 per share, for an aggregate purchase price of $3,025,000. The warrants would be on terms substantially the same as the outstanding warrants that were included in the units issued in Ignyte’s initial public offering, except that the new warrants would not be redeemable, and the warrants shall be exercisable for one year.
Concurrently with Ignyte’s entry into the Warrant Share PIPE Subscription Agreements, on October 31, 2022, Ignyte executed subscription agreements with certain of Peak Bio’s lenders (the “Bridge Loan PIPE Subscription Agreements” and together with the Warrant Share PIPE Subscription Agreements, the “New PIPE Subscription Agreements”) whereby Ignyte agreed to issue and sell to the Peak Bio lenders party thereto, in private placements to close immediately prior to the closing of the Business Combination, an aggregate of up to (i) 176,579 PIPE Shares and (ii) 164,218 PIPE Financing Warrants to purchase shares of Common Stock, at an exercise price of $0.01 per share, in consideration for their agreement to cancel an aggregate principal amount of $1,750,000 and the interest accrued thereon in promissory notes evidencing the loans such lenders had extended to Peak Bio between July and September 2022. The warrants would be on terms substantially the same as the outstanding warrants that were included in the units issued in Ignyte’s initial public offering, except that the new warrants would not be redeemable, and the warrants shall be exercisable for one year.
Additionally, pursuant to the terms of a Bridge Loan PIPE Subscription Agreement entered into with an Original PIPE Investor, the Original PIPE Subscription Agreement executed by such Original PIPE Investor, which provided for the sale of 1,500,000 PIPE Shares for an aggregate purchase price of $15,000,000, was terminated.
On November 1, 2022, Ignyte Sponsor LLC, a Delaware limited liability company (the “Sponsor”) entered into a share purchase agreement with Knight Family Management, LLC (“Knight Family”), whereby the Sponsor agreed to transfer 20,167 shares of Common Stock held by it to Knight Family in consideration for Knight Family’s services arranging for the commitment by certain other investors to fund the aggregate purchase price of $3,025,000 pursuant to the Warrant Share PIPE Subscription Agreements.
On November 1, 2022, Ignyte entered into payment agreements with each of (i) the Sponsor and (ii) Ingalls & Snyder, LLC (“Ingalls”). Collectively, these payment agreements are referred to as the “Payment Agreements.” The
Payment
Agreements
provide that Ignyte, at the closing of the Business Combination, would issue shares of Common Stock to each of the Sponsor and Ingalls, as consideration for (i) the working capital loans extended to Ignyte by the Sponsor and (ii) the marketing and consulting services provided to Ignyte by Ingalls. The dollar amount due and the number of shares of Common Stock issued as payment therefor is as follows: (i) 77,200 shares of the Company’s common stock issued to the Sponsor for the $400,000 amount due and (ii) 28,950 shares of the Company’s common stock issued to Ingalls for the $150,000 amount due.
On November 1, 2022 (the “Closing Date”), the Company completed its Business Combination with Peak Bio Co., Ltd.
In connection with the Business Combination, the holders of 5,085,226 shares of Ignyte common stock exercised their right to redeem their shares for cash at a redemption price of approximately $10.07, for an aggregate redemption amount of approximately $51,232,684, which was paid to such holders on the Closing Date.
As of the open of trading on November 2, 2022, the Company’s common stock and public warrants, formerly those of Ignyte, began trading on the Nasdaq Capital market under the trading symbols “PKBO” and “PKBOW,”
respectively.

Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the audited financial statements were issued. Based on this review, except the description as below, the Company did not identify any subsequent events that would have required adjustments or disclosure in the financial statements.
On March 21, 2022, the Sponsor signed an agreement to provide a Working Capital Loan of $300,000 to the Company evidenced by a promissory note (the “Note”) as required. The principal balance of the Note shall be payable in cash by the Company on the earlier of: (i) the date on which the Company consummates its initial business combination or (ii) the date that the winding up of the Company is effective. No interest shall accrue on the unpaid principal balance of the Note. The principal balance of the Note may be prepaid at any time, at the election of the Company.